                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: October 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005 (UNAUDITED)



 NUMBER OF
  SHARES                                                                                        VALUE
  ------                                                                                        -----
           COMMON STOCKS (33.8%)
           Aerospace & Defense (0.7%)
  10,740   Northrop Grumman Corp.                                                                $576,201
  16,140   Raytheon Co.                                                                           596,373
                                                                                             ------------
                                                                                                1,172,574
                                                                                             ------------

           Beverages: Alcoholic (0.3%)
   8,250   Diageo PLC (ADR) (United Kingdom)                                                      490,298
                                                                                             ------------

           Beverages: Non-Alcoholic (0.6%)
  22,830   Coca-Cola Co. (The)                                                                    976,667
                                                                                             ------------

           Biotechnology (0.4%)
  17,350   Chiron Corp.*                                                                          765,829
                                                                                             ------------

           Broadcasting (0.7%)
  38,180   Clear Channel Communications, Inc.                                                   1,161,436
                                                                                             ------------

           Chemicals: Major Diversified (1.3%)
  49,630   Bayer AG (ADR) (Germany)                                                             1,727,124
  13,300   Dow Chemical Co. (The)                                                                 609,938
                                                                                             ------------
                                                                                                2,337,062
                                                                                             ------------
           Computer Processing Hardware (0.5%)
  32,070   Hewlett-Packard Co.                                                                    899,243
                                                                                             ------------

           Department Stores (0.3%)
  10,900   Kohl's Corp.*                                                                          524,617
                                                                                             ------------

           Discount Stores (0.5%)
  19,420   Wal-Mart Stores, Inc.                                                                  918,760
                                                                                             ------------

           Electric Utilities (1.1%)
  17,470   American Electric Power Co., Inc.                                                      663,161
   9,170   Entergy Corp.                                                                          648,502
  13,300   FirstEnergy Corp.                                                                      631,750
                                                                                             ------------
                                                                                                1,943,413
                                                                                             ------------
           Finance/Rental/Leasing (0.7%)
  17,270   Freddie Mac                                                                          1,059,514
   7,910   MBNA Corp.                                                                             202,259
                                                                                             ------------
                                                                                                1,261,773
                                                                                             ------------
           Financial Conglomerates (2.6%)
  31,920   Citigroup, Inc.                                                                      1,461,298
  51,246   JPMorgan Chase & Co.                                                                 1,876,628

   8,390   Prudential Financial, Inc.                                                             610,708
  11,570   State Street Corp.                                                                     639,011
                                                                                             ------------
                                                                                                4,587,645
                                                                                             ------------
           Food: Major Diversified (0.8%)
  21,170   Unilever N.V. (NY Registered Shares)
           (Netherlands)                                                                        1,488,463
                                                                                             ------------

           Food: Specialty/Candy (0.4%)
  15,480   Cadbury Schweppes PLC (ADR) (United Kingdom)                                           614,401
                                                                                             ------------

           Household/Personal Care (0.3%)
    600    Avon Products, Inc.                                                                     16,194
   8,200   Procter & Gamble Co. (The)                                                             459,118
                                                                                             ------------
                                                                                                  475,312
                                                                                             ------------
           Industrial Conglomerates (1.6%)
  43,200   General Electric Co.                                                                 1,464,912
  12,920   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                            488,247
  11,830   Siemens AG (ADR) (Germany)                                                             880,389
                                                                                             ------------
                                                                                                2,833,548
                                                                                             ------------
           Industrial Machinery (0.0%)
    710    Parker Hannifin Corp.                                                                   44,503
                                                                                             ------------

           Insurance Brokers/Services (0.2%)
  12,500   Marsh & McLennan Companies, Inc.                                                       364,375
                                                                                             ------------

           Integrated Oil (2.1%)
  15,760   BP PLC (ADR) (United Kingdom)                                                        1,046,464
  18,190   ConocoPhillips                                                                       1,189,262
   8,830   Exxon Mobil Corp.                                                                      495,716
  16,320   Royal Dutch Shell PLC (ADR) (Class A) (United
           Kingdom)                                                                             1,012,493
                                                                                             ------------
                                                                                                3,743,935
                                                                                             ------------
           Investment Banks/Brokers (2.2%)
   3,200   Goldman Sachs Group Inc. (The)                                                         404,384
   8,850   Lehman Brothers Holdings Inc.                                                        1,059,079
  23,890   Merrill Lynch & Co., Inc.                                                            1,546,639
  60,460   Schwab (Charles) Corp. (The)                                                           918,992
                                                                                             ------------
                                                                                                3,929,094
                                                                                             ------------
           Life/Health Insurance (0.1%)
  16,050   Aegon N.V. (N.Y. Registered Shares)
           (Netherlands)                                                                          242,997
                                                                                             ------------

           Major Banks (0.9%)
  19,760   Bank of America Corp.                                                                  864,302
  10,900   PNC Financial Services Group                                                           661,739
                                                                                             ------------
                                                                                                1,526,041
                                                                                             ------------
           Major Telecommunications (1.6%)
  23,370   France Telecom S.A. (ADR) (France)                                                     607,386
  56,322   Sprint Nextel Corp.                                                                  1,312,866
  25,480   Verizon Communications Inc.                                                            802,875
                                                                                             ------------
                                                                                                2,723,127
                                                                                             ------------

           Managed Health Care (0.6%)
   9,510   CIGNA Corp.                                                                          1,101,924
                                                                                             ------------

           Media Conglomerates (1.8%)
  37,450   Disney (Walt) Co. (The)                                                                912,656
  84,160   Time Warner, Inc.                                                                    1,500,573
  21,040   Viacom Inc. (Class B) (Non-Voting)                                                     651,609
                                                                                             ------------
                                                                                                3,064,838
                                                                                             ------------
           Medical Specialties (0.6%)
   9,600   Applera Corp. - Applied Biosystems Group                                               232,992
   9,260   Bausch & Lomb, Inc.                                                                    686,999
   7,400   Boston Scientific Corp.*                                                               185,888
                                                                                             ------------
                                                                                                1,105,879
                                                                                             ------------
           Motor Vehicles (0.4%)
  23,320   Honda Motor Co., Ltd. (ADR) (Japan)                                                    648,529
                                                                                             ------------

           Multi-Line Insurance (0.3%)
   7,000   Hartford Financial Services Group, Inc. (The)                                          558,250
                                                                                             ------------

           Oil Refining/Marketing (0.4%)
   7,420   Valero Energy Corp.                                                                    780,881
                                                                                             ------------

           Oilfield Services/Equipment (0.8%)
  14,530   Schlumberger Ltd. (Netherlands Antilles)                                             1,318,888
                                                                                             ------------

           Packaged Software (0.7%)
  49,550   Symantec Corp.*                                                                      1,181,767
                                                                                             ------------

           Pharmaceuticals: Major (4.3%)
  69,570   Bristol-Myers Squibb Co.                                                             1,472,797
  11,230   GlaxoSmithKline PLC (ADR) (United Kingdom)                                             583,848
  17,820   Lilly (Eli) & Co.                                                                      887,258
  21,140   Roche Holdings Ltd. (ADR) (Switzerland)                                              1,581,272
  17,800   Sanofi-Aventis (ADR) (France)                                                          714,136
  67,990   Schering-Plough Corp.                                                                1,382,917
  21,170   Wyeth                                                                                  943,335
                                                                                             ------------
                                                                                                7,565,563
                                                                                             ------------
           Precious Metals (0.5%)
  19,730   Newmont Mining Corp.                                                                   840,498
                                                                                             ------------

           Property - Casualty Insurers (1.3%)
   2,800   ACE Ltd. (Cayman Islands)                                                              145,880
  11,580   Chubb Corp. (The)                                                                    1,076,593
  24,744   St. Paul Travelers Companies, Inc. (The)                                             1,114,222
                                                                                             ------------
                                                                                                2,336,695
                                                                                             ------------
           Railroads (0.1%)
   2,100   Norfolk Southern Corp.                                                                  84,420
                                                                                             ------------

           Restaurants (0.2%)
   9,400   McDonald's Corp.                                                                       297,040
                                                                                             ------------

           Semiconductors (0.8%)
  30,290   Intel Corp.                                                                            711,815
  56,290   Micron Technology, Inc.*                                                               731,207
                                                                                             ------------
                                                                                                1,443,022
                                                                                             ------------
           Specialty Stores (0.1%)
   7,500   Office Depot, Inc.*                                                                    206,475
                                                                                             ------------

           Telecommunication Equipment (0.5%)
  36,740   Motorola, Inc.                                                                         814,158
                                                                                             ------------

           Tobacco (0.5%)
  11,530   Altria Group, Inc.                                                                     865,327
                                                                                             ------------

           TOTAL COMMON STOCKS (Cost $46,972,666)                                              59,239,267
                                                                                             ------------

 PRINCIPAL
 AMOUNT IN                                                 COUPON                 MATURITY
 THOUSANDS                                                  RATE                    DATE
 ---------                                                  ----                    ----
           CORPORATE BONDS (17.4%)
           Advertising/Marketing Services (0.1%)
   $230    WPP Finance (UK) Corp. (United Kingdom)         5.875%                 06/15/14        235,286
                                                                                             ------------

           Aerospace & Defense (0.6%)
    235    Northrop Grumman Corp.                          4.079                  11/16/06        233,178
    235    Raytheon Co.                                    8.30                   03/01/10        263,962
    507    Systems 2001 Asset Trust - 144A** (Cayman
           Islands)                                        6.664                  09/15/13        537,921
                                                                                             ------------
                                                                                                1,035,061
                                                                                             ------------
           Air Freight/Couriers (0.1%)
    225    Fedex Corp.                                     2.65                   04/01/07        218,220
                                                                                             ------------

           Airlines (0.3%)
    334    America West Airlines, Inc. (Series 01-1)       7.10                   04/02/21        352,404
    195    Southwest Airlines Co. (Series 01-1)            5.496                  11/01/06        196,450
                                                                                             ------------
                                                                                                  548,854
                                                                                             ------------
           Apparel/Footwear Retail (0.1%)
    175    Limited Brands, Inc.                            6.95                   03/01/33        166,088
                                                                                             ------------

           Beverages: Alcoholic (0.3%)
    305    FBG Finance Ltd.- 144A** (Australia)            5.125                  06/15/15        295,113
    320    Miller Brewing Co. - 144A**                     4.25                   08/15/08        313,813
                                                                                             ------------
                                                                                                  608,926
                                                                                             ------------
           Cable/Satellite TV (0.2%)
     35    Comcast Cable Communications Inc.               6.75                   01/30/11         37,011
     40    Comcast Corp.                                   7.625                  02/15/08         42,055
    240    Cox Communications, Inc.                        4.625                  01/15/10        231,809
    105    TCI Communications, Inc.                        7.875                  02/15/26        119,513
                                                                                             ------------
                                                                                                  430,388
                                                                                             ------------
           Chemicals: Major Diversified (0.1%)

    170    ICI Wilmington Inc.                             4.375                  12/01/08        166,286
                                                                                             ------------

           Containers/Packaging (0.2%)
    355    Sealed Air Corp. - 144A**                       5.625                  07/15/13        347,210
                                                                                             ------------

           Department Stores (0.1%)
     50    Federated Department Stores, Inc.               6.625                  09/01/08         51,974
     80    May Department Stores Co., Inc.                 5.95                   11/01/08         81,943
                                                                                             ------------
                                                                                                  133,917
                                                                                             ------------
           Drugstore Chains (0.2%)
    290    CVS Corp.                                       5.625                  03/15/06        290,935
                                                                                             ------------

           Electric Utilities (2.0%)
    280    Ameren Corp.                                    4.263                  05/15/07        276,314
    305    Arizona Public Service Co.                      5.80                   06/30/14        312,603
     75    Arizona Public Service Co.                      6.75                   11/15/06         76,447
    265    Carolina Power & Light Co.                      5.125                  09/15/13        263,140
    185    CC Funding Trust I                              6.90                   02/16/07        189,208
    145    Cincinnati Gas & Electric Co.                   5.70                   09/15/12        147,757
    140    Consolidated Natural Gas Co. (Series A)         5.00                   12/01/14        135,783
    230    Consolidated Natural Gas Co. (Series C)         6.25                   11/01/11        241,649
    180    Consumers Energy Co.                            4.80                   02/17/09        178,146
     85    Detroit Edison Co. (The)                        6.125                  10/01/10         88,581
    130    Entergy Gulf States, Inc.                       3.60                   06/01/08        124,784
    195    Entergy Gulf States, Inc.                       4.27++                 12/01/09        191,627
    165    Exelon Corp.                                    6.75                   05/01/11        174,634
    385    FPL Group Capital Inc.                          3.25                   04/11/06        382,813
    140    Pacific Gas & Electric Co.                      6.05                   03/01/34        141,125
     70    Panhandle Eastern Pipe Line Co. (Series B)      2.75                   03/15/07         68,022
    220    Public Service Electric & Gas Co. (Series MTNB) 5.00                   01/01/13        217,589
    155    Texas Eastern Transmission, LP                  7.00                   07/15/32        177,417
    120    Wisconsin Electric Power Co.                    3.50                   12/01/07        116,898
                                                                                             ------------
                                                                                                3,504,537
                                                                                             ------------
           Electrical Products (0.1%)
    240    Cooper Industries Inc.                          5.25                   07/01/07        241,339
                                                                                             ------------

           Electronics/Appliances (0.1%)
    160    LG Electronics Inc. - 144A** (South Korea)      5.00                   06/17/10        156,146
                                                                                             ------------

           Finance/Rental/Leasing (1.6%)
    240    CIT Group, Inc.                                 2.875                  09/29/06        236,030
    190    CIT Group, Inc.                                 4.75                   08/15/08        189,121
    105    CIT Group, Inc.                                 7.375                  04/02/07        108,616
    425    Countrywide Home Loans, Inc. (Series MTN)       3.25                   05/21/08        407,323
    375    MBNA Corp.                                      4.163++                05/05/08        378,440
    190    MBNA Corp.                                      6.125                  03/01/13        200,127
    405    Nationwide Building Society - 144A** (United
           Kingdom)                                        4.25                   02/01/10        393,259
    280    Residential Capital Corp. - 144A**              6.375                  06/30/10        284,692
    225    SLM Corp.                                       4.00                   01/15/10        216,891
    320    SLM Corp. (Series MTNA)                         5.00                   10/01/13        315,228
                                                                                             ------------
                                                                                                2,729,727
                                                                                             ------------

           Financial Conglomerates (1.4%)
    500    Associates Corp. of North America               6.25                   11/01/08        519,632
    230    Bank One Corp. (Series MTNA)                    6.00                   02/17/09        235,832
    370    Chase Manhattan Corp.                           6.00                   02/15/09        380,947
     80    Chase Manhattan Corp.                           7.00                   11/15/09         85,732
    185    Citigroup Inc.                                  5.625                  08/27/12        190,212
    255    Citigroup Inc.                                  5.75                   05/10/06        256,604
    125    Citigroup Inc.                                  6.00                   02/21/12        131,475
    165    General Electric Capital Corp.                  4.25                   12/01/10        160,254
    450    General Electric Capital Corp. (Series MTNA)    6.75                   03/15/32        516,387
                                                                                             ------------
                                                                                                2,477,075
                                                                                             ------------
           Food Retail (0.2%)
    265    Kroger Co.                                      7.50                   04/01/31        280,773
    105    Safeway Inc.                                    7.25                   02/01/31        108,263
                                                                                             ------------
                                                                                                  389,036
                                                                                             ------------
           Food: Major Diversified (0.1%)
     80    General Mills Inc.                              3.875                  11/30/07         78,383
    115    Kraft Foods Inc.                                5.25                   06/01/07        115,741
                                                                                             ------------
                                                                                                  194,124
                                                                                             ------------
           Forest Products (0.0%)
     48    Weyerhaeuser Co.                                6.125                  03/15/07         48,761
                                                                                             ------------

           Gas Distributors (0.4%)
    195    NiSource Finance Corp.                          4.392++                11/23/09        195,790
    295    Ras Laffan Liquid Natural Gas Co. Ltd. -
           144A** (Qatar)                                  8.294                  03/15/14        341,274
    180    Sempra Energy                                   4.621                  05/17/07        179,097
                                                                                             ------------
                                                                                                  716,161
                                                                                             ------------
           Home Furnishings (0.1%)
    135    Mohawk Industries, Inc. (Series D)              7.20                   04/15/12        148,169
                                                                                             ------------

           Hotels/Resorts/Cruiselines (0.2%)
    305    Hyatt Equities LLC - 144A**                     6.875                  06/15/07        309,751
                                                                                             ------------

           Household/Personal Care (0.2%)
    350    Clorox Co. (The)                                3.982++                12/14/07        350,633
                                                                                             ------------

           Industrial Conglomerates (0.1%)
    200    Textron Financial Corp.                         4.125                  03/03/08        196,688
                                                                                             ------------

           Insurance Brokers/Services (0.7%)
    670    Farmers Exchange Capital - 144A**               7.05                   07/15/28        678,989
    480    Marsh & McLennan Companies, Inc.                5.375                  07/15/14        460,320
                                                                                             ------------
                                                                                                1,139,309
                                                                                             ------------
           Investment Banks/Brokers (0.3%)
    100    Goldman Sachs Group Inc. (The)                  5.25                   10/15/13         99,055
    345    Goldman Sachs Group Inc. (The)                  6.60                   01/15/12        369,203
                                                                                             ------------
                                                                                                  468,258
                                                                                             ------------
           Life/Health Insurance (0.1%)
    135    John Hancock Financial Services, Inc.           5.625                  12/01/08        137,912
                                                                                             ------------

           Major Banks (0.5%)
    120    Bank of New York Co., Inc. (The)                5.20                   07/01/07        120,842
    250    Bank of New York Co., Inc. (The) (Series BKNT)  3.80                   02/01/08        244,903
    225    HSBC Finance Corp.                              6.75                   05/15/11        242,088
    250    Huntington National Bank (Series BKNT)          4.375                  01/15/10        243,900
                                                                                             ------------
                                                                                                  851,733
                                                                                             ------------
           Major Telecommunications (0.9%)
    320    Deutsche Telekom International Finance Corp.
           BV (Netherlands)                                8.75                   06/15/30        397,967
    315    France Telecom S.A. (France)                    8.50                   03/01/31        412,829
     95    Sprint Capital Corp.                            8.75                   03/15/32        123,244
    225    Telecom Italia Capital SpA (Luxembourg)         4.00                   01/15/10        214,084
    210    Telecom Italia Capital SpA (Luxembourg)         4.00                   11/15/08        203,328
    300    Verizon New England Inc.                        6.50                   09/15/11        310,080
                                                                                             ------------
                                                                                                1,661,532
                                                                                             ------------
           Managed Health Care (0.2%)
     30    Anthem, Inc.                                    6.80                   08/01/12         32,702
    345    WellPoint Health Networks Inc.                  6.375                  06/15/06        348,526
                                                                                             ------------
                                                                                                  381,228
                                                                                             ------------
           Media Conglomerates (0.1%)
     90    News America Holdings, Inc.                     7.75                   02/01/24        100,438
    115    News America Inc.                               7.28                   06/30/28        123,470
                                                                                             ------------
                                                                                                  223,908
                                                                                             ------------
           Medical Specialties (0.2%)
    300    Baxter Finco BV - 144A** (Netherlands)          4.75                   10/15/10        294,910
                                                                                             ------------

           Motor Vehicles (0.1%)
    190    DaimlerChrysler North American Holdings Co.     8.50                   01/18/31        223,621
                                                                                             ------------

           Multi-Line Insurance (0.9%)
    735    AIG Sun America Global Finance VI - 144A**      6.30                   05/10/11        778,916
    265    American General Finance Corp. (Series MTNF)    5.875                  07/14/06        267,376
    130    American General Finance Corp. (Series MTNH)    4.625                  09/01/10        126,955
     85    AXA Financial Inc.                              6.50                   04/01/08         88,258
    120    Hartford Financial Services Group, Inc. (The)   2.375                  06/01/06        118,456
    135    International Lease Finance Corp.               3.75                   08/01/07        132,459
                                                                                             ------------
                                                                                                1,512,420
                                                                                             ------------
           Oil & Gas Production (0.8%)
    125    Pemex Project Funding Master Trust              7.375                  12/15/14        136,938
    390    Pemex Project Funding Master Trust              8.00                   11/15/11        436,995
    515    Pemex Project Funding Master Trust              8.625                  02/01/22        616,713
    220    Pemex Project Funding Master Trust              9.125                  10/13/10        253,220
                                                                                             ------------
                                                                                                1,443,866
                                                                                             ------------
           Other Metals/Minerals (0.1%)
    235    Brascan Corp. (Canada)                          7.125                  06/15/12        258,188
                                                                                             ------------

           Property - Casualty Insurers (0.9%)
    460    Mantis Reef Ltd. - 144A** (Australia)           4.692                  11/14/08        450,722
    220    Platinum Underwriters Finance Holdings, Ltd. -
           144A**                                          6.371                  11/16/07        221,053
    175    Platinum Underwriters Finance Holdings, Ltd. -
           144A**                                          7.50                   06/01/17        171,874

    315    St. Paul Travelers Companies, Inc. (The)        5.01                   08/16/07        314,233
    420    XLLIAC Global Funding - 144A**                  4.80                   08/10/10        413,386
                                                                                             ------------
                                                                                                1,571,268
                                                                                             ------------
           Publishing: Newspapers (0.2%)
    290    Knight Ridder, Inc.                             5.75                   09/01/17        277,147
                                                                                             ------------

           Pulp & Paper (0.1%)
    195    Sappi Papier Holding AG - 144A** (Austria)      6.75                   06/15/12        193,610
                                                                                             ------------

           Railroads (0.4%)
    162    Burlington North Santa Fe Railway Co.           4.575                  01/15/21        156,026
    175    Norfolk Southern Corp.                          7.35                   05/15/07        181,223
    105    Union Pacific Corp.                             3.625                  06/01/10         98,591
     35    Union Pacific Corp.                             6.625                  02/01/08         36,265
    100    Union Pacific Corp. - 144A**                    5.214                  09/30/14         99,286
    110    Union Pacific Corp. (Series MTNE)               6.79                   11/09/07        113,913
                                                                                             ------------
                                                                                                  685,304
                                                                                             ------------
           Real Estate Development (0.5%)
    405    World Financial Properties - 144A**             6.91                   09/01/13        425,491
    398    World Financial Properties - 144A**             6.95                   09/01/13        418,949
                                                                                             ------------
                                                                                                  844,440
                                                                                             ------------
           Real Estate Investment Trusts (0.2%)
     30    EOP Operating L.P.                              4.75                   03/15/14         28,375
    245    EOP Operating L.P.                              6.76                   06/15/07        251,284
                                                                                             ------------
                                                                                                  279,659
                                                                                             ------------
           Regional Banks (0.3%)
    510    Marshall & Ilsley Bank (Series BKNT)            3.80                   02/08/08        498,879
                                                                                             ------------

           Savings Banks (0.7%)
    195    Household Finance Corp.                         4.125                  12/15/08        190,314
     70    Household Finance Corp.                         5.875                  02/01/09         71,714
    105    Household Finance Corp.                         6.375                  10/15/11        111,058
    230    Household Finance Corp.                         6.40                   06/17/08        238,239
    100    Sovereign Bank (Series CD)                      4.00                   02/01/08         98,312
    195    Washington Mutual Bank                          5.50                   01/15/13        196,557
    230    Washington Mutual Inc.                          8.25                   04/01/10        256,672
                                                                                             ------------
                                                                                                1,162,866
                                                                                             ------------
           Trucks/Construction/Farm Machinery (0.3%)
     70    Caterpillar Financial Services Corp. (Series
           MTNF)                                           3.625                  11/15/07         68,376
    425    Caterpillar Financial Services Corp. (Series
           MTNF)                                           3.89++                 08/20/07        425,891
                                                                                             ------------
                                                                                                  494,267
                                                                                             ------------
           Wireless Telecommunications (0.1%)
    135    AT&T Wireless Services, Inc.                    8.75                   03/01/31        176,568
                                                                                             ------------

           TOTAL CORPORATE BONDS (Cost $30,531,361)                                            30,424,211
                                                                                             ------------

           FOREIGN GOVERNMENT OBLIGATION (0.1%)
    160    United Mexican States (Mexico) (Cost $187,022)  8.375                  01/14/11        182,400
                                                                                             ------------

           U.S. GOVERNMENT AGENCIES & OBLIGATIONS (28.4%)
   1,300   Federal Home Loan Mortgage Corp.                5.125                  11/07/13      1,300,119
           U.S. Treasury Bonds
     510   .............................................   6.125                  08/15/29        604,669
   7,700   .............................................   7.625                  02/15/25     10,374,849
   7,100   .............................................   8.125                  08/15/19-
                                                                                  08/15/21      9,662,617
           U.S. Treasury Notes
   1,750   .............................................   1.875                  01/31/06      1,741,457
   3,540   .............................................   3.875                  02/15/13      3,399,370
  16,865   .............................................   4.250                  08/15/13     16,544,177
           U.S. Treasury Strips
   4,190   .............................................   0.00                   08/15/20      2,050,787
  10,605   .............................................   0.00                   02/15/25-
                                                                                  02/15/27      4,096,613
                                                                                             ------------

           TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
           (Cost $49,030,013)                                                                  49,774,658
                                                                                             ------------

           MORTGAGE-BACKED SECURITIES (5.4%)
     250   Federal Home Loan Mortgage Corp.                7.00                       +           260,859
           Federal Home Loan Mortgage Corp. PC Gold
     177   .............................................   6.50                   01/01/31        182,306
     430   .............................................   7.50                   10/01/29-
                                                                                  06/01/32        455,308
           Federal National Mortgage Assoc.
     815   .............................................   6.50                   07/01/32-
                                                                                  06/01/33        837,838
   5,200   .............................................   7.00                       +         5,437,796
     235   .............................................   7.00                   01/01/11-
                                                                                  05/01/32        245,402
     549   .............................................   7.50                   08/01/23-
                                                                                  07/01/32        580,484
     578   .............................................   8.00                   05/01/24-
                                                                                  08/01/31        614,703
     714   Federal National Mortgage Assoc. (ARM)          4.04                   07/01/33        713,508
           Government National Mortgage Assoc.
     106   .............................................   7.50                   08/15/25-
                                                                                  10/15/26        112,374
      67   .............................................   8.00                   07/15/26         71,322
                                                                                             ------------

           TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $9,504,070)                                                                    9,511,900
                                                                                             ------------

           ASSET-BACKED SECURITIES (9.9%)
           Finance/Rental/Leasing
     700   American Express Credit Account Master Trust
           2002-3 A                                        4.08++                 12/15/09        701,548
   1,275   American Express Credit Account Master Trust
           2003-3 A                                        4.08++                 11/15/10      1,278,907
     725   Banc of America Securities Auto Trust 2005-WF1
           A3                                              3.99++                 08/18/09        716,309
     425   Capital Auto Receivables Asset Trust 2004-2 A   3.35                   02/15/08        418,781
     725   Capital Auto Receivables Asset Trust 2005-1 A4  4.05                   07/15/09        717,338
     650   Caterpillar Financial Asset Trust 2005-A A3     3.90                   02/25/09        642,127
     315   Chase Credit Card Master Trust 2001-4 A         5.50                   11/17/08        317,116

     300   CIT Equipment Collateral 2004-EF1 A3            3.50                   09/20/08        295,181
     475   CNH Equipment Trust 2005-A A3                   4.02                   04/15/09        469,899
     900   CNH Equipment Trust 2005-B A3                   4.27                   01/15/10        890,927
     575   Daimler Chrysler Auto Trust 2005-B A3           4.04                   09/08/09        569,207
     475   Ford Credit Auto Owner Trust 2005-B A3          4.17                   01/15/09        471,591
     550   GE Dealer Floorplan Master Note Trust 2004-1 A  4.05++                 07/20/08        550,344
     900   Harley-Davidson Motorcycle Trust 2005-1 A2      3.76                   12/17/12        882,067
     525   Harley-Davidson Motorcycle Trust 2005-2 A2      4.07                   02/15/12        516,862
     400   Honda Auto Receivables Owner Trust 2005-2 A3    3.93                   01/15/09        395,424
     650   Honda Auto Receivables Owner Trust 2005-3 A3    3.87                   04/20/09        640,685
     450   Hyundai Auto Receivables Trust 2005-A A3        3.98                   11/16/09        443,824
     140   MBNA Master Credit Card Trust 1999-B A          5.90                   08/15/11        144,801
     800   Merrill Auto Trust Securitization 2005-1 A3     4.10                   08/25/09        791,123
     575   National City Auto Receivables Trust 2004-A A4  2.88                   05/15/11        555,987
     825   Nissan Auto Receivables Owner Trust 2005-B A3   3.99                   07/15/09        815,817
     175   TXU Electric Delivery Transition Bond Co. LLC
           2004-1 A2                                       4.81                   11/17/14        172,755
     950   USAA Auto Owner Trust 2004-2 A-4                3.58                   02/15/11        930,817
     900   USAA Auto Owner Trust 2004-3 A3                 3.16                   02/17/09        886,387
     575   USAA Auto Owner Trust 2005-1 A3                 3.90                   07/15/09        568,521
     500   Volkswagen Auto Lease Trust 2005-A A3           3.82                   05/20/08        495,102
     325   Wachovia Auto Owner Trust 2004-B A3             2.91                   04/20/09        319,767
     400   Wachovia Auto Owner Trust 2005-A A3             4.06                   09/21/09        395,731
     300   World Omni Auto Receivables Trust 2004-A A3     3.29                   11/12/08        296,375
                                                                                             ------------

           TOTAL ASSET-BACKED SECURITIES
           (Cost $17,455,326)                                                                  17,291,320
                                                                                             ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
     818   Federal Home Loan Mortgage Corp. Whole Loan
           2005-S 001212                                   4.188++                09/25/45        818,473
    1674   Federal National Mortgage Assoc. 2005 - 68
           XI  (IO)                                        6.00                   08/25/35        480,210
                                                                                             ------------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost $1,105,180)                                                                    1,298,683
                                                                                             ------------

           SHORT-TERM INVESTMENTS (7.1%)
           U.S. GOVERNMENT OBLIGATIONS (a) (0.2%)
     400   U.S. Treasury Bills *** (Cost $397,320)         3.35                   01/12/06        397,320
                                                                                             ------------

           REPURCHASE AGREEMENT (6.9%)
  12,047   Joint repurchase agreement account (dated
           10/31/05; proceeds $12,048,340) (b)
           (Cost $12,047,000)                              4.005                  11/01/05     12,047,000
                                                                                             ------------

           TOTAL SHORT-TERM INVESTMENTS (Cost $12,444,320)                                     12,444,320
                                                                                             ------------

           TOTAL INVESTMENTS (Cost $167,229,958)(c )(d)                            102.8%     180,166,759

           LIABILITIES IN EXCESS OF OTHER ASSETS                                    (2.8)     (4,951,907)
                                                                                   -----     ------------

           NET ASSETS                                                              100.0%    $175,214,852
                                                                                   =====     ============


--------

ADR  American Depositary Receipt.

ARM  Adjustable Rate Mortgage.

IO   Interest only security.

PC   Participation Certificate.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

*** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $108,150.

+ Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

++ Floating rate security, rate shown is the rate in effect at October 31, 2005.

(a) Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $30,341,515, in connection with securities purchased on a forward commitment basis and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,419,353 and the aggregate gross unrealized depreciation is $2,482,552, resulting in net unrealized appreciation of $12,936,801.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:


                                                                                                UNREALIZED
 NUMBER OF                           DESCRIPTION, DELIVERY            UNDERLYING FACE          APPRECIATION/
 CONTRACTS     LONG/SHORT                MONTH AND YEAR               AMOUNT AT VALUE         (DEPRECIATION)
 ---------     ----------                --------------               ---------------         --------------
    41           Long                   U.S. Treasury Notes             $4,446,578                $(95,628)
                                      10 Year, December 2005
    23           Short                  U.S. Treasury Notes             (4,719,672)                  4,812
                                       2 Year, December 2005
    47           Short                  U.S. Treasury Notes             (4,976,860)                 91,511
                                       5 Year, December 2005
    87           Short                  U.S. Treasury Notes             (9,741,281)                389,879
                                      20 Year, December 2005
                                                                                                  --------
                                  Net Unrealized Appreciation...............................      $390,574
                                                                                                  ========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005


                                       3